SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
Invesco Quality Municipal Securities
1555 Peachtree Street, N.E.
Suite 1800
Atlanta GA 30309
under the
Investment Company Act of 1940
Investment Company Act File No. 811-07560

          Invesco Quality Municipal Securities (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.
     (1) Title of the class of Securities to be redeemed:
Auction Rate Preferred Shares, par value of $0.01 per share, liquidation preference of $50,000 per share (“ARPS”), Series 1, Series 2, Series 3, Series 4 and Series 5.
     (2) Date on which the securities may be called or redeemed:
     The ARPS will be redeemed for each series on the following dates:
Series 1 on June 19, 2012
Series 2 on June 20, 2012
Series 3 on June 21, 2012
Series 4 on June 19, 2012
Series 5 on June 19, 2012
     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
ARPS are to be redeemed in accordance with Section 4 of the Certificate of Designation, Establishing Powers, Qualifications, Rights and Preferences of the Preferred Shares.
     (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
159 outstanding shares of Series 1 ARPS
140 outstanding shares of Series 2 ARPS
140 outstanding shares of Series 3 ARPS
280 outstanding shares of Series 4 ARPS
187 outstanding shares of Series 5 ARPS
          All of the shares of outstanding ARPS of each series are being redeemed.
          Please note that this notice serves only to disclose a proposed redemption of each of the ARPS series.

SIGNATURE
Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 17th day of May 2012.

INVESCO QUALITY MUNICIPAL SECURITIES
By:	/s/ Elizabeth Nelson
	Name:	Elizabeth Nelson
	Title:	Assistant Secretary

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